Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (9.8%)
$76,000	BNP Paribas SA, Commodity Index Linked Bank Guaranteed Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(3)	(A+, Aa3)	08/14/23	2.430	$89,235,791
90,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, A1)	05/23/23	2.330	80,341,570
40,000	UBS AG London, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR + 0.200% (1),(2),(3)	(A-, A3u)	08/22/23	2.480	51,998,971
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $206,000,000)					221,576,332

UNITED STATES AGENCY OBLIGATIONS (31.0%)
38,500	Federal Farm Credit Banks, SOFR + 0.013% (3)	(AA+, Aaa)	03/03/23	2.293	38,505,758
40,000	Federal Farm Credit Banks, SOFR + 0.310% (3)	(AA+, Aaa)	11/07/22	2.590	40,032,941
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420% (3)	(AA+, Aaa)	11/07/22	2.956	20,033,692
10,000	Federal Farm Credit Banks, FEDL01 + 0.030% (3)	(AA+, Aaa)	03/09/23	2.360	10,000,552
61,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (3)	(AA+, Aaa)	05/03/23	2.571	61,025,251
110,600	Federal Farm Credit Banks, SOFR + 0.380% (3)	(AA+, Aaa)	05/08/23	2.660	110,916,044
5,600	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	5,436,287
17,000	Federal Farm Credit Banks, SOFR + 0.025% (3)	(AA+, Aaa)	09/27/23	2.305	17,002,534
8,000	Federal Farm Credit Banks, SOFR + 0.135% (3)	(AA+, Aaa)	11/06/23	2.415	8,010,531
25,400	Federal Farm Credit Banks, SOFR + 0.040% (3)	(AA+, Aaa)	02/05/24	2.320	25,382,305
8,800	Federal Farm Credit Banks, SOFR + 0.040% (3)	(AA+, Aaa)	05/15/24	2.320	8,802,820
11,500	Federal Home Loan Bank Discount Notes (4)	(AA+, Aaa)	08/26/22	2.144	11,482,878
11,500	Federal Home Loan Bank Discount Notes (4)	(AA+, Aaa)	09/23/22	2.228	11,462,279
26,500	Federal Home Loan Banks, SOFR + 0.005% (3)	(AA+, Aaa)	10/21/22	2.285	26,500,939
12,400	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	12,237,335
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,931,483
59,800	Federal Home Loan Mortgage Corp., SOFR + 0.130% (3)	(AA+, Aaa)	08/05/22	2.410	59,801,042
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	18,623,253
19,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/26/23	0.250	19,007,675
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	15,772,938
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	21,963,845
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	22,771,797
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,172,817
48,100	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	46,857,746
3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	2,894,733
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,666,527
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	20,137,557
23,500	Federal National Mortgage Association (5)	(AA+, Aaa)	06/17/25	0.500	21,975,264
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $704,985,217)					696,408,823

UNITED STATES TREASURY OBLIGATIONS (54.5%)
11,700	United States Treasury Bills (4)	(AA+, Aaa)	03/23/23	1.588	11,493,220
14,300	United States Treasury Bills (4)	(AA+, Aaa)	06/15/23	3.026	13,945,840
88,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.037% (3)	(AA+, Aaa)	07/31/24	2.573	88,003,426
43,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (3),(6)	(AA+, Aaa)	10/31/22	2.591	43,050,922
20,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.049% (3)	(AA+, Aaa)	01/31/23	2.585	20,043,873
229,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (3)	(AA+, Aaa)	04/30/23	2.570	230,442,422
210,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (3)	(AA+, Aaa)	07/31/23	2.565	210,718,431
185,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035% (3)	(AA+, Aaa)	10/31/23	2.571	185,635,912
307,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015% (3),(6),(7)	(AA+, Aaa)	01/31/24	2.521	307,774,122
105,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.075% (3),(6)	(AA+, Aaa)	04/30/24	2.461	105,120,128
10,500	United States Treasury Notes	(AA+, Aaa)	04/30/23	0.125	10,279,304
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,223,965,963)					1,226,507,600

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (8.2%)
176,959,771	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.14%	$176,959,771
7,869,200	State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(8)	7,869,200

TOTAL SHORT-TERM INVESTMENTS (Cost $184,828,971)		184,828,971

TOTAL INVESTMENTS AT VALUE (103.5%) (Cost $2,319,780,151)		2,329,321,726

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.5%)		(79,666,825)

NET ASSETS(9) (100.0%)		$2,249,654,901

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities amounted to a value of $221,576,332 or 9.8% of net assets.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2022.
(4)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2022.
(5)	Security or portion thereof is out on loan.
(6)	At July 31, 2022, $78,972,000 in the value of these securities has been pledged as collateral for open swap contracts.
(7)	At July 31, 2022, $6,917,388 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of July 31, 2022, the Credit Suisse Commodity Return Strategy Fund held $395,499,050 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 17.6% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Natural Gas Futures	USD	Sep 2022	86	$7,076,940	$831,236
Natural Gas Futures	USD	Apr 2023	254	12,555,220	(543,998)
Contracts to Sell
Energy
Natural Gas Futures	USD	Nov 2022	(254)	(21,038,820)	$869,542
					$1,156,780

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$339,060,122	08/02/22	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	2.78%	At Maturity	$—	$(11,128,093)
USD	22,737,215	08/02/22	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(b)	2.68%	At Maturity	—	(796,510)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$96,085,497	08/02/22	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	2.64%	At Maturity	$—	$(3,378,877)
USD	137,261,833	08/02/22	Citigroup	Bloomberg Commodity Index Total Return	2.63%	At Maturity	—	(3,885,946)
USD	25,000,000	08/02/22	Citigroup	2.63%	Bloomberg Commodity Index Total Return	At Maturity	—	(2,010,970)
USD	36,000,000	08/02/22	Goldman Sachs	2.62%	Bloomberg Commodity Index Total Return	At Maturity	—	(604,206)
USD	289,915,660	08/02/22	Goldman Sachs	Bloomberg Commodity Index Total Return	2.62%	At Maturity	—	(9,080,338)
USD	158,282,677	08/02/22	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.63%	At Maturity	—	(5,565,237)
USD	9,000,000	08/02/22	JPMorgan Chase	2.63%	Bloomberg Commodity Index 2 Month Forward Total Return	At Maturity	—	(461,417)
USD	33,000,000	08/02/22	Macquarie Bank Ltd.	2.61%	Bloomberg Commodity Index Total Return	At Maturity	—	(1,424,479)
USD	337,083,360	08/02/22	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(c)	2.78%	At Maturity	—	(10,878,006)
USD	74,101,734	08/02/22	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	2.61%	At Maturity	—	(2,653,251)
USD	15,000,000	08/02/22	Morgan Stanley	2.66%	Bloomberg Commodity Index 2 Month Forward Total Return	At Maturity	—	(952,133)
USD	20,915,325	08/02/22	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.66%	At Maturity	—	(735,930)
USD	332,813,796	08/02/22	Societe Generale	Societe Generale P04 TR Index(d)	2.78%	At Maturity	—	(10,351,870)
							$—	$(63,907,263)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/22 Value(1)
NYMEX Nat Gas SEP 22 Futures	14.15%	565.43	46,528,861
COMEX Gold DEC 22 Futures	13.42%	247.55	44,108,468
NYMEX WTI Crude Oil DEC 22 Futures	8.72%	305.32	28,660,280
ICE Brent Crude Oil DEC 22 Futures	7.31%	241.10	24,018,139
CBOT Soybeans NOV 22 Futures	5.36%	239.81	17,608,281
CBOT Corn DEC 22 Futures	5.12%	542.51	16,817,660
COMEX High Grade Copper DEC 22 Futures	3.82%	140.45	12,572,053
COMEX Silver DEC 22 Futures	3.76%	121.61	12,370,402
ICE Gas Oil SEP 22 Futures	3.50%	105.73	11,516,933
CME Live Cattle OCT 22 Futures	3.32%	191.84	10,913,557
CBOT Soy Meal DEC 22 Futures	3.28%	257.59	10,780,096
LME Aluminium DEC 22 Futures	3.15%	165.96	10,340,545
CBOT Bean Oil JAN 23 Futures	2.92%	244.08	9,586,314
CBOT Wheat SEP 22 Futures	2.71%	220.76	8,916,063
NYMEX Heating Oil DEC 22 Futures	2.69%	61.92	8,850,907
LME Nickel DEC 22 Futures	2.65%	61.31	8,706,453
NYMEX Unleaded Gasoline DEC 22 Futures	2.63%	76.90	8,646,998
LME Zinc DEC 22 Futures	2.53%	101.70	8,305,241
NYBOT Sugar MAR 23 Futures	2.37%	394.03	7,806,781
NYBOT Coffee MAR 23 Futures	2.09%	87.70	6,871,630
CME Lean Hogs OCT 22 Futures	1.83%	154.71	6,016,507
KCBOT Kansas Wheat SEP 22 Futures	1.65%	124.35	5,437,282
NYBOT Cotton DEC 22 Futures	1.03%	69.77	3,374,721

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2022.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/22 Value(1)
COMEX Gold DEC 22 Futures	13.01%	16.06	2,861,124
NYMEX Nat Gas JAN 23 Futures	11.68%	30.44	2,569,849
ICE Brent Crude Oil JAN 23 Futures	7.25%	16.27	1,594,421
NYMEX WTI Crude Oil JAN 23 Futures	6.02%	14.31	1,324,046
CBOT Corn DEC 22 Futures	5.00%	35.47	1,099,472
NYMEX Nat Gas NOV 22 Futures	4.17%	11.07	916,999
CBOT Soybeans JAN 23 Futures	3.93%	11.72	864,522
COMEX High Grade Copper DEC 22 Futures	3.87%	9.50	850,173
COMEX Silver DEC 22 Futures	3.79%	8.19	833,554
CME Live Cattle DEC 22 Futures	3.36%	12.48	739,763
CBOT Wheat DEC 22 Futures	2.74%	14.62	603,455
ICE Gas Oil JAN 23 Futures	2.43%	5.29	535,304
NYBOT Sugar MAR 23 Futures	2.37%	26.27	520,496
LME Aluminium JAN 23 Futures	2.31%	8.16	509,136
CBOT Soy Meal JAN 23 Futures	2.28%	12.03	501,273
NYMEX WTI Crude Oil NOV 22 Futures	2.25%	5.20	495,938
CBOT Bean Oil JAN 23 Futures	2.25%	12.61	495,094
NYBOT Coffee DEC 22 Futures	2.20%	6.03	483,085
LME Nickel JAN 23 Futures	2.01%	3.11	442,273
LME Zinc JAN 23 Futures	1.81%	4.92	398,074
NYMEX Heating Oil JAN 23 Futures	1.80%	2.80	395,261
KCBOT Kansas Wheat DEC 22 Futures	1.66%	8.29	365,499
CME Lean Hogs DEC 22 Futures	1.62%	10.13	355,927
NYMEX Unleaded Gasoline JAN 23 Futures	1.58%	3.15	346,997
CBOT Soybeans NOV 22 Futures	1.42%	4.26	312,986
NYBOT Cotton DEC 22 Futures	1.10%	5.02	242,803
ICE Gas Oil NOV 22 Futures	0.92%	1.92	202,492
LME Aluminium NOV 22 Futures	0.84%	2.97	184,881
CBOT Soy Meal DEC 22 Futures	0.83%	4.37	183,069
CBOT Bean Oil DEC 22 Futures	0.82%	4.58	180,584
LME Nickel NOV 22 Futures	0.73%	1.13	160,480
NYMEX Heating Oil NOV 22 Futures	0.67%	1.02	147,712
LME Zinc NOV 22 Futures	0.67%	1.79	147,348
NYMEX Unleaded Gasoline NOV 22 Futures	0.60%	1.14	132,468

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2022.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

(c)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/22 Value(1)
NYMEX Nat Gas SEP 22 Futures	14.16%	562.64	46,299,617
COMEX Gold DEC 22 Futures	13.42%	246.33	43,891,148
NYMEX WTI Crude Oil DEC 22 Futures	8.72%	303.81	28,519,072
ICE Brent Crude Oil DEC 22 Futures	7.31%	239.91	23,899,803
CBOT Soybeans NOV 22 Futures	5.36%	238.63	17,521,525
CBOT Corn DEC 22 Futures	5.12%	539.83	16,734,800
COMEX High Grade Copper DEC 22 Futures	3.83%	139.76	12,510,112
COMEX Silver DEC 22 Futures	3.76%	121.01	12,309,454
ICE Gas Oil SEP 22 Futures	3.50%	105.21	11,460,189
CME Live Cattle OCT 22 Futures	3.32%	190.89	10,859,788
CBOT Soy Meal DEC 22 Futures	3.28%	256.32	10,726,983
LME Aluminium DEC 22 Futures	3.15%	165.15	10,289,599
CBOT Bean Oil DEC 22 Futures	2.92%	242.00	9,533,650
CBOT Wheat SEP 22 Futures	2.71%	219.68	8,872,134
NYMEX Heating Oil SEP 22 Futures	2.66%	58.32	8,693,154
LME Nickel DEC 22 Futures	2.65%	61.00	8,663,556
NYMEX Unleaded Gasoline DEC 22 Futures	2.63%	76.52	8,604,394
LME Zinc DEC 22 Futures	2.53%	101.20	8,264,322
NYBOT Sugar OCT 22 Futures	2.37%	394.51	7,750,069
NYBOT Coffee DEC 22 Futures	2.10%	85.61	6,863,978
CME Lean Hogs OCT 22 Futures	1.83%	153.94	5,986,862
KCBOT Kansas Wheat SEP 22 Futures	1.65%	123.74	5,410,493
NYBOT Cotton DEC 22 Futures	1.03%	69.43	3,358,096

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2022.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

(d)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/22 Value(1)
NYMEX Nat Gas NOV 22 Futures	14.49%	565.52	46,841,668
COMEX Gold DEC 22 Futures	13.70%	248.56	44,287,843
NYMEX WTI Crude Oil NOV 22 Futures	8.44%	286.26	27,280,665
ICE Brent Crude Oil NOV 22 Futures	7.15%	227.82	23,110,496
CBOT Soybeans NOV 22 Futures	5.22%	229.91	16,881,103
CBOT Corn DEC 22 Futures	5.08%	529.74	16,422,062
COMEX High Grade Copper DEC 22 Futures	3.86%	139.51	12,487,879
COMEX Silver DEC 22 Futures	3.86%	122.70	12,481,413
CME Live Cattle OCT 22 Futures	3.39%	192.63	10,958,817
ICE Gas Oil NOV 22 Futures	3.33%	102.29	10,771,321
CBOT Soy Meal DEC 22 Futures	3.19%	246.10	10,299,348
LME Aluminium DEC 22 Futures	3.14%	162.71	10,137,714
CBOT Bean Oil DEC 22 Futures	2.86%	234.60	9,242,259
CBOT Wheat DEC 22 Futures	2.74%	214.46	8,854,336
LME Nickel DEC 22 Futures	2.69%	61.28	8,702,400
NYMEX Heating Oil NOV 22 Futures	2.63%	58.55	8,485,809
LME Zinc DEC 22 Futures	2.59%	102.61	8,379,131
NYMEX Unleaded Gasoline NOV 22 Futures	2.54%	70.81	8,201,333
NYBOT Sugar OCT 22 Futures	2.42%	398.39	7,826,341
NYBOT Coffee DEC 22 Futures	2.10%	84.59	6,782,182
CME Lean Hogs OCT 22 Futures	1.86%	154.28	5,999,871
KCBOT Kansas Wheat DEC 22 Futures	1.67%	122.49	5,398,591
NYBOT Cotton DEC 22 Futures	1.02%	67.90	3,284,412

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2022.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets andliabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$221,576,332	$—	$221,576,332
United States Agency Obligations	—	696,408,823	—	696,408,823
United States Treasury Obligations	—	1,226,507,600	—	1,226,507,600
Short-term Investments	176,959,771	7,869,200	—	184,828,971
	$176,959,771	$2,152,361,955	$—	$2,329,321,726
Other Financial Instruments*
Futures Contracts	$1,700,778	$—	$—	$1,700,778

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$543,998	$—	$—	$543,998
Swap Contracts	—	63,907,263	—	63,907,263

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.